Concentrations (Details) - Schedule of Details of Customers Accounts Receivable - Accounts Receivable [Member] - Customer Concentration Risk [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Customer A [Member]
Concentrations (Details) - Schedule of Details of Customers Accounts Receivable [Line Items]
Accounts receivable, Amount	$ 5,616,058	$ 5,274,060
Accounts receivable, Percentage	68.00%	67.00%
Customer B [Member]
Concentrations (Details) - Schedule of Details of Customers Accounts Receivable [Line Items]
Accounts receivable, Amount	$ 2,214,732	$ 1,864,208
Accounts receivable, Percentage	27.00%	24.00%
Customer [Member]
Concentrations (Details) - Schedule of Details of Customers Accounts Receivable [Line Items]
Accounts receivable, Amount	$ 7,830,790	$ 7,138,268
Accounts receivable, Percentage	95.00%	91.00%